INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 26, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022	Jan. 26, 2021
Fair value of purchase consideration									$ 339,599
Fair value acquisition	$ 25,000
Short-term liability	$ 50,000					$ 50,000
Description of vesting schedule									The vesting schedule shall be as follows: $50,000 USD shall vest on July 1, 2021, and $100,000 USD, representing the remaining balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.
Purchase price recorded value									$ 450,000
Net initial discount on purchase price									110,401
Investments recorded using the cash method									0	$ 35,000
Post acquisition services payment									450,000
Fair value of black scholes model									450,000
Investments in equity securities using the fair value method									0	$ 588,637
Intangible assets, net									$ 34,485
Membership interest			51.00%				51.00%		51.00%
Common Stock Shares Issued			89,940,121				89,940,121		58,785,924	33,075,711	9,442,400
Revenues			$ 4,534,681		$ 454,822		$ 6,086,223	$ 693,835	$ 808,902	$ 2,878,161
Net gain			$ (3,452,489)	$ (1,497,773)	$ (1,144,146)	$ (1,361,139)	$ (4,950,262)	$ (2,505,284)	(5,763,947)	$ (4,444,505)
Class A Convertible Preferred Stock [Member]
Purchase consideration price		$ 414,151							450,000
Membership interest												51.00%
Common Stock Shares Issued												168,350
Revenues									348,877
Net gain									581,344
Contributed net loss									284,859
Purchase price consideration		$ 414,151
Goodwill and Intangible Asset Impairment									680,772
Goodwill adjustment									72,600
Goodwill Adjustments									72,600
Amortization									$ 14,520
Useful Life									5 years
Gross intangible assets									$ 72,600
Warrant
Membership interest			100.00%				100.00%		100.00%			100.00%
Revenues									$ 240,965
Net gain									(458,625)
Debt paid												$ 25,000
Balance outstanding							$ 50,000		50,000
Shares allocated equally									$ 150,000
Vesting Period									3 years